Subsequent Event (Details)		12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended								3 Months Ended		12 Months Ended		0 Months Ended
	Jun. 28, 2013 Bank of Montreal, Chicago Branch [Member] Subsequent Event [Member]	Dec. 31, 2012 Scenario One [Member]	Jun. 28, 2013 Scenario One [Member] Bank of Montreal, Chicago Branch [Member] Subsequent Event [Member]	Dec. 31, 2012 Scenario Two [Member]	Jun. 28, 2013 Scenario Two [Member] Bank of Montreal, Chicago Branch [Member] Subsequent Event [Member]	Jun. 28, 2013 Scenario Three [Member] Bank of Montreal, Chicago Branch [Member] Subsequent Event [Member]	Jun. 28, 2013 Scenario Four [Member] Bank of Montreal, Chicago Branch [Member] Subsequent Event [Member]	Jun. 28, 2013 Scenario Five [Member] Bank of Montreal, Chicago Branch [Member] Subsequent Event [Member]	Dec. 31, 2012 Revolving Credit Facilities [Member] USD ($)	Jun. 28, 2013 Revolving Credit Facilities [Member] Subsequent Event [Member] USD ($)	Jun. 28, 2013 Revolving Credit Facilities [Member] Prime Rate [Member] Subsequent Event [Member]	Jun. 28, 2013 Revolving Credit Facilities [Member] LIBOR (Eurodollar Loans) [Member] Subsequent Event [Member]	Mar. 31, 2013 Term Credit Facilities [Member] USD ($)	Mar. 31, 2013 Term Credit Facilities [Member] CAD	Dec. 31, 2012 Term Credit Facilities [Member] USD ($)	Dec. 31, 2012 Term Credit Facilities [Member] CAD	Jun. 28, 2013 Term Credit Facilities [Member] Subsequent Event [Member] USD ($)	Jun. 28, 2013 Term Credit Facilities [Member] Prime Rate [Member] Subsequent Event [Member]	Jun. 28, 2013 Term Credit Facilities [Member] LIBOR (Eurodollar Loans) [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Line of credit, maximum borrowing amount									$ 6,000,000	$ 10,000,000			$ 22,600,000	23,000,000	$ 23,100,000	23,000,000	$ 6,000,000
Minimum fixed charge coverage ratio (in ratio)			1.25		1.35								1.25	1.25	1.25	1.25
Maximum funded debt to capitalization, percentage	50.00%
Maximum funded debt to EBITDA ratio (in ratio)			5.25		5.00	4.50	4.00	3.75					2.75	2.75	2.75	2.75
Interest rate spread									2.00%		1.00%	2.25%						1.25%	2.50%
Standby fee percentage		0.625%		0.5625%													0.625%
Percentage of shares securing debt	65.00%